Capitalized Exploratory Well Costs	12 Months Ended
Dec. 31, 2018
Extractive Industries [Abstract]
Capitalized Exploratory Well Costs
Capitalized Exploratory Well Costs
A summary of the changes in our capitalized well costs for the years ended December 31, 2018, 2017 and 2016 is detailed below. Additions pending the determination of proved reserves excludes amounts capitalized and subsequently charged to expense within the same year.

	2018	2017	2016
	(in millions)
Balance as of January 1	$36	$41	$48
Additions pending the determination of proved reserves	74	14	15
Divestitures and other	—	—	—
Reclassifications to proved properties	(40)	(19)	(22)
Charges to exploration expense	(34)	—	—
Balance as of December 31	$36	$36	$41

The following table provides an aging of capitalize costs and the number of projects for which exploratory well costs have been capitalized for a period greater than one year since the completion of drilling.

	2018	2017	2016
	(in millions)
Exploratory well costs capitalized for a period of one year or less	$34	$4	$2
Exploratory well costs capitalized for a period greater than one year	2	32	39
Balance as of December 31	$36	$36	$41

Number of projects with exploratory well costs capitalized for a period greater than one year	7	6	5